COMMON STOCK (Details Narrative)		3 Months Ended			12 Months Ended
	May 01, 2018 shares	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2018 ¥ / shares shares	Aug. 22, 2018 shares
Reverse stock split	1 for 3
Maximum common stock awarded		375,000,000			375,000,000	375,000,000	375,000,000
Common stock, outstanding		19,254,846					19,254,846
Previous common stock, outstanding	57,511,771
Number of common stock sold		19,254,846			19,170,846	18,870,346	19,254,846
Common stock, per share | $ / shares		$ 0.001			$ 0.001	$ 0.001
Proceeds from common stock | $		$ 246,944		$ 1,432,550	$ 1,432,128	$ 1,687,740
Investor [Member]
Number of common stock sold		84,000					84,000
Common stock, per share | $ / shares		$ 2.94
Proceeds from common stock | $		$ 246,946
Investor [Member] | CNY
Common stock, per share | ¥ / shares							¥ 20
Proceeds from common stock | ¥			¥ 1,680,000
Equity Incentive Plan 2018 [Member]
Maximum common stock awarded								4,000,000